Long-term Borrowings, Excluding Current Portion (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Borrowings, Excluding Current Portion
Schedule of long-term borrowings, excluding current portion

	As of December 31,
	2020	2021
	RMB	RMB
Convertible note	1,128,004	—
Other long-term borrowing	—	1,348,046
Long-term loans	15,789	—
Less: current portion (Note 12)	(15,789)	—
	1,128,004	1,348,046

Schedule of principal amount and unamortized discount/premium and debt issuance costs

	As of December 31,
	2020	2021
	RMB	RMB
Principal amount	1,141,858	—
Unamortized debt discount and issuance costs	(13,854)	—
	1,128,004	—

Schedule of long-term borrowings will be due

Principal amounts
RMB
2022	—
2023	—
2024	1,348,046
Total	1,348,046